Share Capital (Details 2) - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.63	$ 0.63
Outstanding, Number of options		1,714,039	1,429,713
Exercisable, Number of options		793,486
lower than $0.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	[1]
Outstanding, Number of options		22,565
Outstanding, Weighted average remaining contractual life (years)		4 years 4 months 24 days
Exercisable, Number of options		230,425
Exercisable, Weighted average remaining contractual life (years)		4 years 4 months 24 days
0.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.03
Outstanding, Number of options		22,565
Outstanding, Weighted average remaining contractual life (years)		8 years 8 months 12 days
Exercisable, Number of options		22,565
Exercisable, Weighted average remaining contractual life (years)		8 years 8 months 12 days
0.27 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.27
Outstanding, Number of options		611,500
Outstanding, Weighted average remaining contractual life (years)		6 years 9 months 18 days
Exercisable, Number of options		53,600
Exercisable, Weighted average remaining contractual life (years)		6 years 10 months 25 days
0.34 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.34
Outstanding, Number of options		8,020
Outstanding, Weighted average remaining contractual life (years)		5 years 1 month 6 days
Exercisable, Number of options		8,020
Exercisable, Weighted average remaining contractual life (years)		5 years 1 month 6 days
0.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.45
Outstanding, Number of options		63,097
Outstanding, Weighted average remaining contractual life (years)		1 year 8 months 12 days
Exercisable, Number of options		63,097
Exercisable, Weighted average remaining contractual life (years)		1 year 8 months 12 days
0.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.92
Outstanding, Number of options		743,753
Outstanding, Weighted average remaining contractual life (years)		6 years 4 months 24 days
Exercisable, Number of options		381,100
Exercisable, Weighted average remaining contractual life (years)		6 years 3 months 19 days
4.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 4.72
Outstanding, Number of options		1,068
Outstanding, Weighted average remaining contractual life (years)		3 years 2 months 12 days
Exercisable, Number of options		1,068
Exercisable, Weighted average remaining contractual life (years)		3 years 2 months 12 days
5.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 5.05
Outstanding, Number of options		2,769
Outstanding, Weighted average remaining contractual life (years)		3 years 2 months 12 days
Exercisable, Number of options		2,769
Exercisable, Weighted average remaining contractual life (years)		3 years 2 months 12 days
5.73 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 5.73
Outstanding, Number of options		29,981
Outstanding, Weighted average remaining contractual life (years)		3 years 3 months 19 days
Exercisable, Number of options		29,981
Exercisable, Weighted average remaining contractual life (years)		3 years 3 months 19 days
6.23 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 6.23
Outstanding, Number of options		861
Outstanding, Weighted average remaining contractual life (years)		6 years 6 months
Exercisable, Number of options		861
Exercisable, Weighted average remaining contractual life (years)		6 years 6 months

[1]	Represents an amount lower than $0.01.